Class K [Member] Expense Example - Class K [Member] - iShares Developed Real Estate Index Fund - Class K Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 457